Fair Value Measurements	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements Disclosures [Abstract]
Fair Value Measurements

Note 9. Fair Value Measurements

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021, by level within the fair value hierarchy:

September 30, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$347,036,376	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$2,749,650	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$4,419,950

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$345,044,341	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,937,500	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$17,140,250

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately traded beginning in August 2021. There were no other transfers to/from Levels 1, 2, and 3 during the three and nine months ended September 30, 2022 and during the period from February 2, 2021 (inception) through September 30, 2021.

Level 1 assets include investments in money market funds invested in government securities and Level 1 liabilities include Public Warrants. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The Public Warrants and the Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model. While the fair value of the Private Placement Warrants continues to be measured under a Black-Scholes option pricing model, subsequent to the Public Warrants being traded on an active market, the fair value of the Public Warrants has since been based on the observable listed prices for such warrants. As of September 30, 2022 and December 31, 2021, the fair value of the Public Warrants was estimated at their listed public trading price.

For the three and nine months ended September 30, 2022, the Company recognized a gain (loss) in the unaudited condensed consolidated statements of operations resulting from a decrease (increase) in the fair value of derivative warrant liabilities of $1.2 million and $22.9 million, respectively, presented as a change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statements of operations. For the three months ended September 30, 2021, and for the period from February 2, 2021 (inception) through September 30, 2021, the Company recognized a gain/(loss) in the unaudited condensed consolidated statements of operations resulting from a decrease/(increase) in the fair value of derivative warrant liabilities of $(5.3 million) and $(8.8 million), respectively, presented as a change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statements of operations.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Black-Scholes option pricing model with the volatility calculated by back solving in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:

	September 30, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.85	$10.00
Volatility	42.35%	21.82%
Term	5.54	5.46
Risk-free rate	4.00%	1.30%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the nine months ended September 30, 2022, is summarized as follows:

Derivative warrant liabilities at December 31, 2021	$17,140,250
Change in fair value of derivative warrant liabilities	(10,305,950)
Derivative warrant liabilities at March 31, 2022	6,834,300
Change in fair value of derivative warrant liabilities	(3,481,460)
Derivative warrant liabilities at June 30, 2022	3,352,840
Change in fair value of derivative warrant liabilities	1,067,110
Derivative warrant liabilities at September 30, 2022	$4,419,950

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three months ended September 30, 2021 and for the period February 2, 2021 (inception) through September 30, 2021, is summarized as follows:

Derivative warrant liabilities at February 2, 2021	$—
Issuance of Public and Private Placement Warrants	21,160,000
Loss upon issuance of Private Placement Warrants	2,175,000
Change in fair value of derivative warrant liabilities	3,505,250
Derivative warrant liabilities at June 30, 2021 (Unaudited)	26,840,250
Transfer of Public Warrants to Level 1	(11,471,250)
Change in fair value of derivative warrant liabilities	2,985,510
Derivative warrant liabilities at September 30, 2021 (Unaudited)	$18,354,510

Note 10. Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021, by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$345,044,341	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,937,500	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$17,140,250

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately traded beginning in August 2021. There were no other transfers to/from Levels 1, 2, and 3 during the period from February 2, 2021 (inception) through December 31, 2021.

Level 1 assets include investments in money market funds invested in government securities and Level 1 liabilities include Public Warrants. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The Public Warrants and the Private Placement Warrants were initially measured at fair value using a Black-Scholes option pricing model with the volatility calculated by back solving in a Monte Carlo simulation. While the fair value of the Private Placement Warrants continues to be measured under Black-Scholes, subsequent to the Public Warrants being traded on an active market, the fair value of the Public Warrants has since been based on the observable listed prices for such warrants. As of December 31, 2021, the fair value of the Public Warrants was estimated at their listed public trading price. For the period from February 2, 2021 (inception) through December 31, 2021, the Company recognized a loss in the consolidated statement of operations resulting from an increase in the fair value of derivative warrant liabilities of $6.7 million presented as a change in fair value of derivative warrant liabilities on the accompanying consolidated statement of operations.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Black-Scholes option pricing model with the volatility calculated by back solving in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2021	At initial issuance
Exercise price	$11.50	$11.50
Stock price	$10.00	$9.70
Volatility	21.82%	16.82% – 17.02%
Term	5.46	6.00
Risk-free rate	1.30%	1.05% – 1.09%
Dividend yield	0.0%	0.0%

The primary significant unobservable input used in the fair value measurement of the Company’s Private Placement Warrants is the expected volatility of the ordinary shares. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. In determining the expected volatility, the Company derived the expected volatility from observable Public Warrant pricing on comparable ‘blank check’ companies.

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the period February 2, 2021 (inception) through December 31, 2021, is summarized as follows:

Derivative warrant liabilities at February 2, 2021	$—
Issuance of Public and Private Placement Warrants	21,160,000
Loss upon issuance of Private Placement Warrants	2,175,000
Transfer of Public Warrants to Level 1	(11,471,250)
Change in fair value of derivative warrant liabilities	5,276,500
Derivative warrant liabilities at December 31, 2021	$17,140,250